Equity Investments in Affiliates	12 Months Ended
Dec. 31, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Equity Investments in Affiliates

Note 7 – Equity Investments in Affiliates

The Company invests in non-majority interests in its Affiliates. The Company’s equity investments and respective ownership interest as of December 31, 2013 and 2012 are as follows:

		Ownership %
Affiliate	Location	2013	2012
Surgical Hospitals:
Grayson County Physicians Property, LLC	Sherman, TX	20%	20%
Houston Orthopedic Hospital, LLC	Houston, TX	20%	20%
ASCs
Foundation Surgery Affiliate of Nacogdoches, LLP	Nacogdoches, TX	13%	13%
Kirby Glen Surgery Center	Houston, TX	10%	10%
Park Ten Surgery Center	Houston, TX	10%	10%
Foundation Surgery Affiliate of Middleburg Heights, LLC	Middleburg Heights, OH	10%	10%
Foundation Surgery Affiliate of Huntingdon Valley, LP	Huntingdon Valley, PA	20%	20%
Foundation Surgery Affiliate of Seguin, LLP	Seguin, TX	20%	20%
New Jersey Surgery Center, LLC	Mercerville, NJ	10%	10%
Foundation Surgery Affiliate of Northwest Oklahoma City, LLC	Oklahoma City, OK	20%	20%
Foundation Surgery Affiliate of Grayson County, LLP	Sherman, TX	20%	20%
Metropolitan Medical Partners, LLC (“Chevy Chase”)	Chevy Chase, MD	18%	18%
Cumberland Valley Surgery Center, LLC	Hagerstown, MD	32%	32%
Frederick Surgical Center, LLC	Frederick, MD	20%	19%

The unaudited results of operations and financial position for the years ended and as of December 31, 2013 and 2012, respectively, of the Company’s equity investments in Affiliates are as follows:

(Unaudited)	2013	2012
Net operating revenues	$186,777,871	$203,083,755

Net income	$40,559,684	$43,345,570

Current assets	$44,091,846	$48,755,477
Noncurrent assets	44,668,968	48,369,312

Total assets	$88,760,814	$97,124,789

Current liabilities	$31,891,679	$29,161,233
Noncurrent liabilities	29,015,316	36,047,919

Total liabilities	$60,906,995	$65,209,152

Members’ equity	$27,853,819	$31,915,637

During 2012, the Company sold certain equity investments in Affiliates. The Company did not sell any equity investments in Affiliates in 2013. The gain or loss recorded on those transactions follows:

	Ownership % Sold	2013	2012
FSA of Middleburg Heights, LLC	10%	$—	$342,055
Park Ten Surgery Center	10%	—	35,299
Kirby Glen Surgery Center	10%	—	16,537
Perkins Plaza ASC, LLC	24%	—	(524,590)
River Oaks Surgical Center, LLP	10%	—	(42,800)

Gain (loss) on sale of equity investments in Affiliates		$—	$(173,499)

The Master Agreement covering the Company’s ownership in Chevy Chase includes a redemption feature that allows the majority owner of Chevy Chase to purchase the Company’s 18% interest in Chevy Chase for $178,000. In January 2014, the Company received notice from the majority owner that they intend to exercise their right to purchase the Company’s interest in October 2014 which is the term date of the Company’s management agreement. Based on these facts, management concluded that the Company no longer has significant influence over Chevy Chase and, effective December 31, 2013, began accounting for Chevy Chase using the cost method of accounting versus the equity method previously used. In addition, the Company performed an impairment analysis of the investment in Chevy Chase and determined that the projected cash distributions in 2014 from Chevy Chase would approximate the Company’s share in the earnings of Chevy Chase. As a result, the Company recorded an impairment charge of $1.6 million to write-down the recorded investment down to $178,000. The distributions that the Company receives in 2014 will be recorded as other revenue.

In May 2012, the Company invested $200,000 for a 20% interest in River City Surgical Institute, LLC (“River City ASC”). This venture was a start-up ASC in Jacksonville, Florida along with one surgeon partner who owned the remaining 80% interest. The physician partner did not fulfill his obligations and as a result the River City ASC has not opened and management does not anticipate it opening. As a result, management determined that the Company’s investment in the River City ASC was impaired and recorded an impairment charge of $200,000 during the year ended December 31, 2012.